Borrowings (Detail Textuals 2) $ in Thousands, R$ in Millions			1 Months Ended		12 Months Ended
	Mar. 14, 2018 USD ($)	Mar. 14, 2018 BRL (R$)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Mar. 14, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 20, 2017 USD ($)	Dec. 20, 2017 BRL (R$)	Dec. 19, 2017 USD ($)	Dec. 19, 2017 BRL (R$)	Dec. 14, 2017 USD ($)	Dec. 14, 2017 BRL (R$)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount					$ 1,126,658		$ 1,486,445							$ 1,107,241
Inframerica Concessionaria do Aeroporto de Brasilia | Citibank Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount												$ 14,500	R$ 48.0
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Pine Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount										$ 9,700	R$ 32.0
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Santander Bridge Loan Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount								$ 90,700	R$ 300.0
Cash deposit pledged as collateral								$ 90,700	R$ 300.0
Period of loan					180 days
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 92,900					R$ 300.0
Percentage of interest due allowed for capitalization	50.00%	50.00%
Interest Capitalization period for interest due	2 years	2 years
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With CAIXA
Disclosure of detailed information about borrowings [line items]
Repaid outstanding amount of Debt			$ 83,000	R$ 274.4
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Santander Bridge and Citibank
Disclosure of detailed information about borrowings [line items]
Repaid outstanding amount of Debt	$ 106,600	R$ 348.0
Guarantee deposit released	$ 92,900